Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events

13.          Subsequent Events

GAAP requires an entity to disclose events that occur after the balance sheet date but before financial statements are issued or are available to be issued (“subsequent events”) as well as the date through which an entity has evaluated subsequent events. There are two types of subsequent events. The first type consists of events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements (“recognized subsequent events”).  No significant recognized subsequent events were noted.  The second type consists of events that provide evidence about conditions that did not exist at the date of the balance sheet but arose subsequent to that date (“non-recognized subsequent events”).

The following non-recognized subsequent events are noted:

On July 8, 2011, we entered into a partial lease termination agreement with the tenant of two facilities, one located in Youngstown, OH and the other in Bardstown, KY.  The agreement provides that the Youngstown lease terminates effective July 31, 2011 and requires the tenant to pay a termination fee of $1.95 million, which amount is in excess of three years base rent.

On July 8, 2011, we entered into a $65.0 million loan with CIGNA with an interest rate of 5.88% per annum, secured by certain properties not yet acquired, scheduled to mature on the eighth anniversary of the first draw on the loan (“CIGNA-3”).

On July 15, 2011, we paid the second quarter dividend of $0.26 per share to all stockholders of record on June 30, 2011 pro-rated to $0.2057 per share for the portion of the quarter the Company was public.

On July 15, 2011, we issued 3,281 shares of common stock, with a fair value of $41 for director’s compensation.  The awards were fully vested at grant.  All of our directors elected to receive common shares in lieu of cash for their fees for serving as members and/or chairmen of various committees for the period ended June 30, 2011 and for the remaining quarters of 2011.

On July 18, 2011, we borrowed $13.5 million under the credit facility for acquisitions of real estate assets and other corporate purposes.

On July 19, 2011, we acquired an approximately 420,690 square foot manufacturing and distribution facility located in Portland, Oregon.  The facility is 52% leased to Unisource Worldwide, Inc., and 48% leased to Benson Industries, LLC.  The purchase price of the acquisition was approximately $14.3 million, excluding closing costs.  The purchase was funded using cash on hand and proceeds from our credit facility.

On July 28, 2011, we acquired an approximately 305,550 square foot manufacturing and distribution facility located in Hazelwood, Missouri.  The facility is 100% leased to Cott Beverages, Inc.  The purchase price of the acquisition was approximately $10.7 million, excluding closing costs.  The purchase was funded by assuming existing debt of approximately $7.2 million and by using cash on hand.

On August 4, 2011, we acquired an approximately 200,000 square foot warehouse and distribution facility located in Norton, Massachusetts.  The facility is 100% leased to Plantation Products LLC.  The purchase price of the acquisition was approximately $11.0 million, excluding closing costs.  The purchase was funded by assuming existing debt of $6.2 million and by using cash on hand.

For the acquisitions subsequent to June 30, 2011 as mentioned above, management has not finalized the acquisition accounting.

4. Subsequent Events

        STAG Industrial, Inc. has evaluated the events and transactions that have occurred through February 15, 2011 and noted no additional items requiring adjustment to the consolidated balance sheets or additional disclosure.

STAG Predecessor Group
Subsequent Events

11. Subsequent Events

        STAG Predecessor Group has evaluated the events and transactions that have occurred through February 15, 2011, the date the financial statements were available to be issued, and noted no items requiring adjustment of the financial statements or additional disclosure.